Document and Entity Information	Jul. 19, 2018
Prospectus:
Document Type	497
Document Period End Date	Jul. 19, 2018
Registrant Name	TIAA-CREF FUNDS
Entity Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	Jul. 19, 2018
Document Effective Date	Jul. 19, 2018
Prospectus Date	Oct. 01, 2017